As filed with the U.S. Securities and Exchange Commission
on May 16, 2016
Securities Act File No. 333-151713
Investment Company Act File No. 811-22209

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933 ☑

Pre-Effective Amendment No. ________ ❑

Post-Effective Amendment No. 348 ☑

and/or

Registration Statement Under The Investment Company Act Of 1940 ☑

Amendment No. 351  ☑

(Check appropriate box or boxes)
Global X Funds
(Exact Name of Registrant as Specified in Charter)
600 Lexington Avenue, 20th Floor
New York, NY 10022
(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (212) 644-6440
 Bruno del Ama
Global X Management Company LLC
600 Lexington Avenue, 20th Floor
New York, NY 10022
(Name and Address of Agent for Service)

With a copy to:

Daphne Tippens Chisolm, Esq.	Eric S. Purple, Esq.
Global X Management Company LLC	Stradley Ronon Stevens & Young, LLP
600 Lexington Avenue, 20th Floor	1250 Connecticut Avenue, N.W., Suite 500
New York, NY 10022	Washington, DC 20036

It is proposed that this filing will become effective (check appropriate box)
☑ immediately upon filing pursuant to paragraph (b)
❑ on (date) pursuant to paragraph (b)
❑ 60 days after filing pursuant to paragraph (a)(1)
❑ on (date) pursuant to paragraph (a)(1)
❑ 75 days after filing pursuant to paragraph (a)(2)
❑ on (date) pursuant to paragraph (a)(2) of rule 485.

EXPLANATORY NOTE

This filing relates solely to the following series of the Registrant:

Global X Scientific Beta Emerging Markets ETF

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 348 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York on the 16th day of May, 2016.

Global X Funds

By: /s/ Bruno del Ama
President

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Bruno del Ama	President (Principal Executive Officer), Trustee	May 16, 2016
Bruno del Ama

/s/ Luis Berruga	Chief Operating Officer, Treasurer, Principal Accounting Officer and Chief Financial Officer	May 16, 2016
Luis Berruga

*	Trustee
Sanjay Ram Bharwani		May 16, 2016

*	Trustee
Scott R. Chichester		May 16, 2016

*	Trustee
Kartik Kiran Shah		May 16, 2016

*/s/ Bruno del Ama
Attorney-In-Fact, pursuant to power of attorney

EXHIBIT INDEX

Index No.    Description of Exhibit

EX-101.INS     XBRL Instance Document

EX-101.SCH     XBRL Taxonomy Extension Schema Document

EX-101.CAL     XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF     XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB     XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE     XBRL Taxonomy Extension Presentation Linkbase